Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive (loss) income, net of tax, were as follows:

	As of December 31,
	2011	2010
In millions
Accumulated net translation adjustment	$42.7	$46.9
Net unrealized gain on available-for-sale securities	3.8	28.7
Net unrecognized actuarial loss, prior service credit, and transition obligation (net of $24.0 and $13.5 tax in 2011 and 2010, respectively)	(48.3)	(32.3)
Unrealized and realized loss on mark-to-market for cash flow hedges	(2.1)	(9.2)
Total accumulated other comprehensive (loss) income	$(3.9)	$34.1